Average Annual Total Returns - FidelityGlobalEquityIncomeFund-PRO - FidelityGlobalEquityIncomeFund-PRO - Fidelity Global Equity Income Fund	Dec. 30, 2022
Fidelity Global Equity Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	18.97%
Past 5 years	14.05%
Since Inception	11.38%
Fidelity Global Equity Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	15.87%
Past 5 years	12.76%
Since Inception	10.26%
Fidelity Global Equity Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	13.35%
Past 5 years	11.10%
Since Inception	9.17%
MS159
Average Annual Return:
Past 1 year	18.90%
Past 5 years	14.82%
Since Inception	11.55%	[1]

[1]	A From May 2, 2012